Employee Benefit Plans	3 Months Ended
Sep. 30, 2014
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

9. Employee Benefit Plans

The Company currently has two principal pension plans, one for German employees, the other covering employees in the United States, the latter of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended.

The following table provides the calculations of net periodic benefit cost for the three and nine months ended September 30, 2014 and 2013, respectively.

	For the three months ended September 30,		For the nine months ended September 30,

	2014	2013	2014	2013
Components of net periodic benefit cost:
Service cost	$4,671	$3,993	$14,153	$11,785
Interest cost	7,422	6,658	22,234	20,200
Expected return on plan assets	(4,160)	(3,415)	(12,010)	(10,215)
Amortization of unrealized losses	4,250	6,324	12,959	19,112
Net periodic benefit costs	$12,183	$13,560	$37,336	$40,882